Putnam Municipal Opportunities Trust
The fund's portfolio
7/31/20 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized

MUNICIPAL BONDS AND NOTES (137.8%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.5%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$1,700,000	$1,870,731
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	2,000,000	2,333,580
Jefferson, Cnty. Rev. Bonds, (Warrants)
Jefferson, Cnty. Rev. Bonds, 5.00%, (Refunding warrants) 9/15/34	AA	2,075,000	2,555,695
Jefferson, Cnty. Rev. Bonds, 5.00%, (Refunding warrants) 9/15/33	AA	275,000	339,408

			7,099,414
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/49	A+/F	1,500,000	1,672,260
4.00%, 10/1/44	A+/F	4,180,000	4,690,629

			6,362,889
Arizona (2.0%)
AZ Indl. Dev. Auth. Student Hsg. Rev. Bonds, (NCCU Properties, LLC Central U.), BAM, 5.00%, 6/1/49	AA	2,000,000	2,371,400
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	541,768
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	394,769
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	772,755
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	390,000	407,940
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,350,000	1,814,994
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	500,000	592,605
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A	2,065,000	2,333,553

			9,229,784
California (7.3%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/32	A-/F	550,000	574,387
CA State G.O. Bonds
4.00%, 3/1/37	Aa2	4,000,000	4,971,400
4.00%, 11/1/33(T)	AA	10,000,000	12,067,726
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	400,000	443,380
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.)
5.10%, 6/1/40	A	3,500,000	3,510,360
4.75%, 11/1/46	A	750,000	865,163
CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	1,000,000	1,003,060
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	463,392
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	2,500,000	2,555,600
Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, (Laxfuel Corp.), 4.50%, 1/1/27	A	600,000	615,690
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,400,238
Salinas, Union High School Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/49	Aa2	3,400,000	4,005,540
San Bernardino Cnty., FRB, Ser. C, 0.401%, 8/1/23	AA+	1,675,000	1,661,081
Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	80,000	80,292

			34,217,309
Colorado (2.1%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A-	1,000,000	1,127,270
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,078,910
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	551,782
Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	950,000	1,073,567
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	200,000	231,128
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,250,000	3,568,320
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/33(WIS)	AA	255,000	320,747
5.00%, 12/15/32	AA	160,000	186,613
5.00%, 12/15/31	AA	135,000	158,004
5.00%, 12/1/30(WIS)	AA	215,000	275,290
5.00%, 12/1/29(WIS)	AA	210,000	270,444
5.00%, 12/15/28	AA	130,000	153,512
5.00%, 12/1/28(WIS)	AA	210,000	265,522
5.00%, 12/1/27(WIS)	AA	200,000	247,642
5.00%, 12/15/26	AA	135,000	160,211
5.00%, 12/1/26(WIS)	AA	190,000	230,844

			9,899,806
Connecticut (3.4%)
CT State G.O. Bonds, Ser. A, 5.00%, 4/15/35	A1	3,025,000	3,879,109
CT State Special Tax
5.00%, 5/1/35	A+	3,750,000	4,894,313
4.00%, 5/1/39	A+	1,700,000	1,978,885
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. B-2, 4.40%, 11/15/43	Aaa	4,000,000	4,066,760
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,000,000	1,074,220

			15,893,287
Delaware (0.2%)
DE State Econ. Dev. Auth. Rev. Bonds, (Delmarva Pwr.), 5.40%, 2/1/31	A-	1,100,000	1,103,146

			1,103,146
District of Columbia (1.7%)
DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41 (Prerefunded 4/1/21)	BBB-	1,575,000	1,638,945
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	500,000	451,495
DC U. Rev. Bonds, (Gallaudet U.), 5.50%, 4/1/34	A+	1,000,000	1,021,810
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.), Ser. B, 4.00%, 10/1/53(T)	A-	1,290,000	1,424,351
(Dulles Metrorail & Cap. Impt. Proj.), Ser. B, 4.00%, 10/1/44(T)	A-	1,285,000	1,432,438
(Metrorail), Ser. A, zero %, 10/1/37	A-	3,700,000	2,164,833

			8,133,871
Florida (3.9%)
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,615,018
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,524,191
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	A-	1,400,000	1,400,812
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A
5.00%, 10/1/36	A2	5,000,000	5,616,050
5.00%, 10/1/32	A2	3,790,000	4,292,668
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,482,840
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	405,007
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A3	600,000	689,898
4.00%, 10/15/36	A3	500,000	579,990

			18,606,474
Georgia (1.9%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station)
5.00%, 12/1/22	A3	1,625,000	1,783,616
5.00%, 12/1/21	A3	875,000	923,326
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	1,100,000	1,064,448
Muni. Election Auth. of GA Rev. Bonds
(Plant Vogtle Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	3,500,000	4,011,280
(Plant Vogtle Units 3 & 4), Ser. A, 5.00%, 1/1/56	A2	1,000,000	1,189,220

			8,971,890
Idaho (0.1%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	500,000	610,705

			610,705
Illinois (21.1%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,920,000	2,229,197
Ser. G-07, 5.50%, 1/1/35	BBB+	3,175,000	3,452,654
Ser. A, 5.00%, 1/1/27	BBB+	1,850,000	2,070,169
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB-	2,250,000	2,355,818
Ser. H, 5.00%, 12/1/36	BB-	500,000	546,930
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	3,500,000	3,397,135
Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	521,890
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.375%, 1/1/39	A2	1,250,000	1,352,463
Ser. C, 5.25%, 1/1/28	A2	1,320,000	1,443,961
Ser. C, 5.25%, 1/1/27	A2	2,125,000	2,328,299
Ser. A, 5.00%, 1/1/38	A	100,000	122,522
Ser. A, 5.00%, 1/1/37	A	300,000	368,598
Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,287,370
Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A	900,000	1,015,623
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	2,017,216
Ser. A, NATL, zero %, 1/1/24	A+	1,600,000	1,488,896
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	645,000	686,964
5.00%, 11/1/39	A	1,080,000	1,205,809
Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/21	AA	2,000,000	2,034,580
IL State G.O. Bonds
5.50%, 7/1/38	Baa3	2,280,000	2,434,288
5.50%, 5/1/30	Baa3	1,250,000	1,551,600
5.00%, 11/1/41	Baa3	1,000,000	1,088,160
5.00%, 1/1/41	Baa3	500,000	539,525
5.00%, 2/1/39	Baa3	300,000	317,805
Ser. A, 5.00%, 5/1/38	Baa3	1,500,000	1,672,515
5.00%, 1/1/35	Baa3	1,000,000	1,092,910
Ser. A, 5.00%, 12/1/31	Baa3	5,750,000	6,555,690
Ser. C, 5.00%, 11/1/29	Baa3	1,850,000	2,112,330
5.00%, 2/1/29	Baa3	1,425,000	1,623,018
Ser. A, 5.00%, 12/1/28	Baa3	2,500,000	2,889,500
Ser. D, 5.00%, 11/1/28	Baa3	2,250,000	2,582,168
Ser. D, 5.00%, 11/1/27	Baa3	1,000,000	1,151,330
Ser. A, 5.00%, 12/1/24	Baa3	2,370,000	2,632,335
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 0.616%, 11/1/34	A2	3,960,000	3,913,351
IL State Fin. Auth. Rev. Bonds
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	1,075,502
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	562,555
IL State Fin. Auth. Academic Fac. Rev. Bonds, (U. of Illinois at Urbana-Champaign), Ser. A
5.00%, 10/1/44	A1	1,100,000	1,337,985
5.00%, 10/1/36	A1	600,000	747,210
5.00%, 10/1/34	A1	500,000	627,730
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	2,000,000	2,024,780
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,000,000	1,032,270
Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds, (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	1,072,635
Lake Cnty., Cmnty. Cons. School Dist. No. 73 Hawthorn G.O. Bonds, NATL
zero %, 12/1/21	AA+	1,300,000	1,291,524
zero %, 12/1/21 (Escrowed to maturity)	Aa2	505,000	502,733
zero %, 12/1/20	AA+	1,250,000	1,248,175
zero %, 12/1/20 (Escrowed to maturity)	Aa2	245,000	244,777
Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds, (No. 073 Hawthorn), U.S. Govt. Coll., NATL, zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	154,859
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.700%, 6/15/31), 12/15/37(STP)	BBB	1,000,000	685,350
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	Baa2	12,000,000	8,740,680
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/30	AA+	1,310,000	1,582,624
Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	1,500,000	1,717,185
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	3,500,000	4,336,710
Ser. A, 5.00%, 1/1/36	AA-	1,400,000	1,711,514
Ser. A, 4.00%, 1/1/39	AA-	2,000,000	2,186,060
Ser. A, 4.00%, 1/1/38	AA-	500,000	548,110
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	Baa2	1,870,000	1,656,035

			99,169,622
Indiana (2.2%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	2,098,390
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A2	180,000	189,050
IN State Fin. Auth. Rev. Bonds, (BHI Sr. Living), 5.75%, 11/15/41	BBB/F	1,000,000	1,026,610
IN State Fin. Auth. Hosp. Mandatory Put Bonds (11/1/26), (Goshen Hlth. Oblig. Group), Ser. B, 2.10%, 11/1/49	A-	2,700,000	2,860,866
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	3,450,000	4,219,419

			10,394,335
Kentucky (3.1%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,000,000	1,056,320
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/36	A1	1,000,000	1,223,160
(No. 122), Ser. A, 4.00%, 11/1/34	A1	750,000	872,340
KY State Pub. Energy Auth.
Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	5,500,000	6,273,520
Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	3,000,000	3,350,640
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A+	1,030,000	1,170,296
5.00%, 7/1/31	A+	385,000	438,704

			14,384,980
Louisiana (1.8%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	1,600,000	1,609,360
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,010,000	2,915,456
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A
5.00%, 7/1/37	A+/F	1,400,000	1,725,514
5.00%, 7/1/32	A+/F	1,600,000	2,007,392

			8,257,722
Maryland (1.0%)
Baltimore Cnty., Rev. Bonds, (Oak Crest Village, Inc.)
4.00%, 1/1/50	A/F	2,000,000	2,135,760
4.00%, 1/1/45	A/F	1,750,000	1,876,158
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	488,561

			4,500,479
Massachusetts (5.9%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB+	500,000	525,995
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28	BBB	1,100,000	1,176,637
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,107,450
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49	BBB	5,470,000	5,936,208
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	221,440	33,595
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	BB/F	1,410,000	1,364,330
MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1)
5.00%, 1/1/27	AA	800,000	918,944
4.375%, 1/1/32	AA	165,000	168,589
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Northeastern U.), Ser. A, 5.00%, 10/1/35	A1	3,250,000	3,274,993
MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A, 5.00%, 2/15/44	AA	3,500,000	4,468,625
MA State Trans. Fund Rev. Bonds, (Rail Enhancement & Accelerated Bridge Program), 5.00%, 6/1/48(T)	Aa1	7,000,000	8,773,803

			27,749,169
Michigan (9.5%)
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/45(T)	Aa1	4,423,529	5,160,818
4.00%, 5/1/50(T)	Aa1	4,976,471	5,764,097
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	222,514
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	1,000,000	1,285,610
Kentwood, Economic Dev. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,830,413
MI State Bldg. Auth. Rev. Bonds, Ser. I, 4.00%, 10/15/49	Aa2	4,630,000	5,402,654
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	1,575,000	1,814,211
(MidMichigan Hlth.), 5.00%, 6/1/39	A1	1,000,000	1,119,740
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A+	1,100,000	1,291,389
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	A+	1,900,000	2,241,487
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	1,000,000	1,179,730
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	AA-	100,000	113,377
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	850,000	964,742
(Detroit), Ser. C-3, 5.00%, 4/1/27	Aa2	750,000	942,465
MI State Hosp. Fin. Auth. Rev. Bonds
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	Aa3	2,575,000	2,955,997
(Trinity Health Corp. Oblig. Group), Ser. A, U.S. Govt. Coll, 5.00%, 12/1/47(T)	Aa3	8,500,000	9,441,477
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,083,768
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6.00%, 6/1/34	B-	575,000	575,150
Star Intl. Academy Rev. Bonds, (Pub. School Academy), 5.00%, 3/1/22	BBB	1,170,000	1,185,573

			44,575,212
Minnesota (—%)
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.), Ser. A, 5.125%, 5/1/30	A2	160,000	160,478

			160,478
Mississippi (1.3%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	6,200,000	6,253,940

			6,253,940
Missouri (1.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City Intl. Arpt. Terminal), Ser. B, 5.00%, 3/1/36	A2	5,000,000	6,137,300

			6,137,300
Nebraska (1.8%)
Central Plains Energy Project Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa2	2,150,000	2,469,426
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	5,250,000	5,951,768

			8,421,194
Nevada (1.2%)
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/34	AA	3,600,000	4,089,204
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba2	1,200,000	1,173,324
2.50%, 6/15/24	Ba2	430,000	426,702

			5,689,230
New Hampshire (1.0%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,000,000	1,128,490
(Elliot Hosp.), 5.00%, 10/1/38	A3	500,000	580,335
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,918,525

			4,627,350
New Jersey (7.3%)
Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,569,594
NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB	500,000	552,190
Ser. WW, 5.25%, 6/15/32	Baa1	1,500,000	1,691,670
Ser. EEE, 5.00%, 6/15/48	Baa1	3,000,000	3,435,750
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	851,468
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	400,000	459,816
Ser. B, 5.00%, 11/1/26	Baa1	4,500,000	5,322,105
5.00%, 6/15/26	BBB+	500,000	516,390
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	2,000,000	2,216,460
NJ State Higher Ed. Assistance Auth. Rev. Bonds, (Student Loan), Ser. 1A, 5.00%, 12/1/22	Aaa	2,500,000	2,701,750
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,504,605
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. A, 5.00%, 12/15/39	Baa1	600,000	707,688
Ser. AA, 5.00%, 6/15/38	Baa1	1,225,000	1,429,195
Ser. A, 5.00%, 12/15/36	Baa1	1,000,000	1,171,510
Ser. A, 5.00%, 12/15/34	Baa1	4,920,000	5,805,944
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	2,205,444
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/34	A-	1,750,000	2,166,290

			34,307,869
New Mexico (1.2%)
NM State Hosp. Equip. Loan Council Hosp. Rev. Bonds, Ser. A, 5.00%, 8/1/44	AA	2,600,000	3,262,194
Sante Fe, Retirement Fac. Rev. Bonds
(El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/44	BB+/F	975,000	995,075
(El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	1,460,000	1,468,045

			5,725,314
New York (12.5%)
Metro. Trans. Auth. Rev. Bonds
(Green Bond), Ser. C-1, 5.00%, 11/15/50	A2	1,500,000	1,721,940
(Green Bonds), Ser. C, BAM, 5.00%, 11/15/42	AA	3,465,000	4,229,448
Ser. A-1, AGM, 4.00%, 11/15/42	AA	1,535,000	1,720,796
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	A2	1,000,000	1,047,650
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.61%, 11/1/26	AA	3,370,000	3,230,347
NY City, Rev. Bonds, (Transitional Fin. Auth.), 4.00%, 5/1/40(T)	Aa1	11,825,000	14,304,086
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. C-1, 5.00%, 5/1/41	AAA	1,000,000	1,322,320
(Future Tax), 4.00%, 5/1/40	AAA	500,000	604,535
Ser. C-1, 4.00%, 5/1/39	AAA	500,000	606,285
4.00%, 5/1/38	AAA	700,000	851,431
NY Counties, Tobacco Trust III Rev. Bonds, (Tobacco Settlement Pass Through), 6.00%, 6/1/43	A3	60,000	60,092
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. D
4.00%, 2/15/47	Aa1	4,750,000	5,568,758
4.00%, 2/15/40	Aa1	1,500,000	1,785,930
4.00%, 2/15/39	Aa1	1,200,000	1,432,668
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/42(T)	Aa1	10,845,000	13,220,604
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,000,000	2,129,660
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,092,680
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/31	Aa3	3,150,000	3,927,420

			58,856,649
North Carolina (0.7%)
NC State Tpk. Auth. Rev. Bonds, (Triangle Expressway Auth.), AGM, 5.00%, 1/1/49	AA	2,800,000	3,468,556

			3,468,556
Ohio (9.2%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/37	AA	525,000	604,774
4.00%, 12/1/36	AA	655,000	756,237
4.00%, 12/1/35	AA	1,260,000	1,458,828
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	8,180,000	9,028,656
Ser. A-2, Class 1, 4.00%, 6/1/48	BBB+	1,250,000	1,399,688
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	500,000	522,355
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Ohio Living)
6.00%, 7/1/35	BBB/P	1,060,000	1,110,869
6.00%, 7/1/35 (Prerefunded 7/1/22)	AAA/P	65,000	72,005
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A, 4.00%, 11/1/44	Aa2	2,050,000	2,326,361
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	495,000	496,337
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	2,850,000	3,356,132
Northeast Ohio Regl. Swr. Dist. Rev. Bonds, U.S. Govt. Coll., 5.00%, 11/15/44(T)	Aa1	10,000,000	12,063,848
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College 2020), 4.00%, 7/1/44	A2	3,555,000	4,100,835
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,464,200
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,297,485
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	A3	605,000	693,965
5.00%, 2/15/32	A3	745,000	858,106
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	625,000	660,725
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	120,000	125,960
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	547,235
5.00%, 7/1/32	A	250,000	274,205

			43,218,806
Oregon (1.5%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.25%, 11/15/50	BB/P	1,000,000	1,053,670
Gilliam Cnty., Solid Waste Disp. Mandatory Put Bonds (5/2/22), (Waste Management, Inc.), Ser. A, 2.40%, 7/1/38	A-	2,250,000	2,311,830
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	1,385,000	1,389,944
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BBB/F	650,000	688,578
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,800,360

			7,244,382
Pennsylvania (5.4%)
Cap. Region Wtr. Rev. Bonds, 5.00%, 7/15/32	A+	1,000,000	1,284,760
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	215,682
5.00%, 1/1/31	BBB+/F	1,000,000	1,081,490
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds, (St. Anne's Retirement Cmnty.)
5.00%, 3/1/50	BB+/F	500,000	509,055
5.00%, 3/1/40	BB+/F	500,000	514,380
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/44	BB+/F	1,000,000	1,025,130
PA State COP, Ser. A, 5.00%, 7/1/31	A2	425,000	543,397
PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,089,240
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/1/24), (Waste Management, Inc.), Ser. A, 1.75%, 8/1/38	A-	5,000,000	5,129,900
PA State Higher Edl. Fac. Auth. Rev. Bonds, (Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	500,000	517,910
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	240,000	259,121
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A3	2,400,000	2,931,192
zero %, 12/1/44	A2	4,385,000	4,825,561
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/38	A2	1,250,000	1,545,775
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A	1,000,000	1,175,950
Philadelphia, School Dist. G.O. Bonds, Ser. A, 4.00%, 9/1/38	A2	1,750,000	2,046,573
Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	450,000	551,525

			25,246,641
Rhode Island (0.6%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,961,530

			2,961,530
South Carolina (4.0%)
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A1	6,000,000	6,964,680
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	4,000,000	4,519,920
Ser. E, 5.50%, 12/1/53	A2	1,025,000	1,142,773
Ser. B, 5.00%, 12/1/56	A2	210,000	245,448
Ser. A, 5.00%, 12/1/55	A2	2,000,000	2,278,320
Ser. C, 5.00%, 12/1/46	A2	1,120,000	1,265,376
Ser. A, 5.00%, 12/1/36	A2	2,000,000	2,362,720

			18,779,237
Tennessee (1.2%)
Greeneville, Hlth. & Edl. Facs. Board Hosp. Rev. Bonds, (Ballad Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/40	A-	5,000,000	5,491,600

			5,491,600
Texas (11.6%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	500,000	561,035
PSFG, 5.00%, 12/1/35	AAA	500,000	621,720
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A3	580,000	655,545
5.00%, 10/1/34	A3	530,000	601,036
Central TX Regl. Mobility Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/49	A-	3,940,000	4,659,956
(Sr. Lien), Ser. A, 5.00%, 1/1/33	A-	425,000	458,116
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	1,150,000	1,284,746
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	300,000	358,374
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Baa2	1,500,000	1,538,805
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,046,790
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa2	800,000	826,744
Houston, Util. Syst. Rev. Bonds, Ser. A, 5.00%, 11/15/32(WIS)	Aa2	5,000,000	6,946,500
Laredo, Wtr. Works Swr. Syst. Rev. Bonds
4.00%, 3/1/49	Aa3	1,750,000	2,007,758
4.00%, 3/1/34	Aa3	400,000	473,908
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,141,490
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,793,055
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	507,780
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,066,380
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,066,380
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa3	600,000	695,628
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43	A1	4,000,000	4,851,040
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A/F	2,000,000	2,249,260
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	3,000,000	3,511,800
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/42	A+	1,400,000	1,404,242
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa3	2,000,000	2,110,600
TX State Transportation Commission G.O. Bonds, Ser. A, 5.00% 10/1/44(T)	AAA	9,855,000	11,832,508
Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	300,000	342,357

			54,613,553
Virginia (1.6%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	425,000	456,123
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66-P3), 5.00%, 12/31/52	Baa3	4,250,000	4,768,033
VA State Small Bus. Fin. Auth. Rev. Bonds, (95 Express Lanes, LLC), 5.00%, 7/1/49	BBB-	2,000,000	2,068,140

			7,292,296
Washington (2.1%)
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,804,512
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	875,000	973,534
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	2,125,000	2,180,633
WA State G.O. Bonds, Ser. 21A, 5.00%, 6/1/38(WIS)	Aaa	1,750,000	2,304,470
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.212%, 1/1/42	A+	1,500,000	1,500,120

			9,763,269
Wisconsin (2.3%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	350,000	366,580
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.), 5.00%, 5/1/42	BBB+	1,100,000	1,175,097
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Appalachian State U.), Ser. A, AGM
4.00%, 7/1/50	AA	700,000	767,452
4.00%, 7/1/45	AA	600,000	661,074
4.00%, 7/1/40	AA	500,000	557,100
4.00%, 7/1/38	AA	435,000	486,956
4.00%, 7/1/36	AA	340,000	382,704
4.00%, 7/1/34	AA	300,000	340,170
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,000,000	1,184,430
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	844,253
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	430,000	464,047
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,443,160
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	266,018

			10,939,041

Total municipal bonds and notes (cost $605,431,376)			$648,358,330

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.29%(AFF)	Shares	18,264,259	$18,264,259
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(P)	Shares	436,000	436,000
U.S. Treasury Bills 0.160%, 8/20/20		$427,000	426,981
U.S. Treasury Bills 0.015%, 9/3/20		339,000	338,972

Total short-term investments (cost $19,466,254)			$19,466,212
TOTAL INVESTMENTS

Total investments (cost $624,897,630)			$667,824,542

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$480,000	$43,439	$—	8/25/20	—	1.87% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	$43,439
1,440,000	142,201	—	8/24/20	—	1.91% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	142,201
300,000	35,884	—	8/21/20	—	2.01% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	35,884
Morgan Stanley & Co. International PLC
13,250,000	312,846	—	8/6/20	—	5.00% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	312,846

Upfront premium received		—	Unrealized appreciation			534,370

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$534,370

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2020 through July 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $470,460.538.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/20
	Short-term investments
	Putnam Short Term Investment Fund*	$11,077,023	$27,268,119	$20,080,883	$18,498	$18,264,259

	Total Short-term investments	$11,077,023	$27,268,119	$20,080,883	$18,498	$18,264,259
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security.
	At the close of the reporting period, the fund maintained liquid assets totaling $132,392,895 to cover tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.16%, 0.15% and 0.25%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	23.20%
	Transportation	20.3
	State debt	19.9
	Tax bonds	18.4
	Utilities	16.7
	Local debt	10.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.
	At the close of the reporting period, the fund’s investments with a value of $98,441,752 were held by the TOB trust and served as collateral for $57,642,340 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $24,804 for these investments based on an average interest rate of 0.21%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$3,879,109	$644,479,221	$—
Short-term investments	18,700,259	765,953	—

Totals by level	$22,579,368	$645,245,174	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	—	534,370	—

Totals by level	$—	$534,370	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$14,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com